Financial Risk Management (Financial Risk Factors, Maturity Analysis for Financial Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-derivatives
Short-term bonds	¥ 3,017,811	¥ 0
Lease liabilities	12,471	22,043
Bills payables	26,196	673,900
Derivatives
Derivative financial liabilities	0	799
Liquidity risk [member] | Undiscounted cash flow [member]
Non-derivatives
Borrowings	1,558,702	1,575,176
Short-term bonds	3,023,614
Lease liabilities	12,702	23,476
Bills payables	26,196	673,900
Trade payables	1,294,138	2,142,402
Other payables	1,498,503	747,133
Amounts due to related parties	3,655,724	5,702,728
Total non-derivatives	11,069,579	10,864,815
Derivatives
Derivative financial liabilities		799
Liquidity risk [member] | Undiscounted cash flow [member] | Not later than one year [member]
Non-derivatives
Borrowings	1,558,702	1,575,176
Short-term bonds	3,023,614
Lease liabilities	9,373	11,700
Bills payables	26,196	673,900
Trade payables	1,294,138	2,142,402
Other payables	1,498,503	747,133
Amounts due to related parties	3,655,724	5,702,728
Total non-derivatives	11,066,250	10,853,039
Derivatives
Derivative financial liabilities		799
Liquidity risk [member] | Undiscounted cash flow [member] | Later than one year and not later than two years [member]
Non-derivatives
Borrowings	0	0
Short-term bonds	0
Lease liabilities	2,136	8,846
Bills payables	0	0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties	0	0
Total non-derivatives	2,136	8,846
Liquidity risk [member] | Undiscounted cash flow [member] | Later than two years and not later than five years [member]
Non-derivatives
Borrowings	0	0
Short-term bonds	0
Lease liabilities	1,090	2,435
Bills payables	0	0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties	0	0
Total non-derivatives	1,090	2,435
Liquidity risk [member] | Undiscounted cash flow [member] | Later than five years [member]
Non-derivatives
Borrowings	0	0
Short-term bonds	0
Lease liabilities	103	495
Bills payables	0	0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties	0	0
Total non-derivatives	¥ 103	¥ 495